Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

20.         Segment reporting

The Group’s long-lived assets and revenue are mainly located in and derived from PRC. Starting in 2012, a relatively smaller portion of the Group’s long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments on a geographical basis as property development projects undertaken within a region having similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of Henan Region, Shandong Region, Shanghai Region (including Shanghai and Jiangsu Province), Sichuan Region, Beijing Region (including Beijing and Tianjin), Hainan Region, Hunan Region, Shaanxi Region, Guangdong Region, Hubei Region, and Liaoning Region in the PRC and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “property management” category relates to property management services. The “other” category relates to investment holdings, landscaping, engineering and management, real estate sale, purchase and lease activities. The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.”

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Capital expenditures for each segment includes cost for acquisition of subsidiaries, vehicles, and fixtures and furniture.

No single customer accounted for more than 10% of net sales for the years ended December 31, 2021, 2022 and 2023.

Summary information by operating segment is as follows:

December 31, 2021	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	338,195,148	174,353,777	135,072,403	128,609,911	313,960,495	—	8,271,910	166,007,116	23,325,750	68,681,906	118,952	35,642,637	—	—	1,392,240,005
Real estate lease income	9,344,804	665,170	1,339,557	532,240	371,919	—	1,223,472	3,251,637	2,980,504	—	13,482	—	—	58,559	19,781,344
Real estate management services income	6,746,892	—	—	—	—	—	—	2,793,044	—	—	—	—	100,282,270	—	109,822,206
Other revenue	2,851,496	16,356	2,030,340	121,935	2,851,344	413	838,306	—	3,107,481	507,500	—	52,439	1,796,616	—	14,174,226

Total revenue	357,138,340	175,035,303	138,442,300	129,264,086	317,183,758	413	10,333,688	172,051,797	29,413,735	69,189,406	132,434	35,695,076	102,078,886	58,559	1,536,017,781
Cost of real estate sales	(369,888,568)	(176,289,676)	(125,086,848)	(163,249,870)	(250,046,777)	—	(9,214,046)	(142,797,184)	(32,460,834)	(58,588,051)	(25,726)	(31,696,836)	—	—	(1,359,344,416)
Cost of real estate lease income	(15,658,378)	(611,378)	(193,442)	(404,647)	(542,152)	—	(1,206,177)	(62,840)	(3,740,076)	—	—	—	—	(19,090)	(22,438,180)
Cost of real estate management services	(3,708,523)	—	—	—	—	—	—	(4,321,229)	—	—	—	—	(65,948,453)	—	(73,978,205)
Other costs	(1,320,332)	(16,170)	(111,927)	(1,354,318)	(5,762,646)	—	(742,247)	—	—	(2,172,592)	—	(61,703)	(778,129)	—	(12,320,064)

Total cost of revenue	(390,575,801)	(176,917,224)	(125,392,217)	(165,008,835)	(256,351,575)	—	(11,162,470)	(147,181,253)	(36,200,910)	(60,760,643)	(25,726)	(31,758,539)	(66,726,582)	(19,090)	(1,468,080,865)
Gross profit	(33,437,461)	(1,881,921)	13,050,083	(35,744,749)	60,832,183	413	(828,782)	24,870,544	(6,787,175)	8,428,763	106,708	3,936,537	35,352,304	39,469	67,936,916
Operating expenses	(67,226,888)	(10,880,365)	(19,136,811)	(8,500,877)	(80,605,508)	(310,883)	(1,059,651)	(9,182,945)	(7,223,166)	(10,540,700)	(1,273,031)	(4,700,371)	(8,869,355)	(24,468,860)	(253,979,411)
Impairment losses on goodwill and intangible assets	—	—	—	—	—	—	—	—	—	—	—	—	—	(18,651,259)	(18,651,259)

Operating (loss) /income	(100,664,349)	(12,762,286)	(6,086,728)	(44,245,626)	(19,773,325)	(310,470)	(1,888,433)	15,687,599	(14,010,341)	(2,111,937)	(1,166,323)	(763,834)	26,482,949	(43,080,650)	(204,693,754)
Interest income	18,709,958	(126,051)	348,282	728,264	249,117	25,957	7,576	254,323	1,610	33,242	202	23,321	2,421,863	5,619,160	28,296,824
Interest expense	(12,070,505)	(5,794,489)	(910,853)	(26,416,301)	(2,078,190)	—	—	(8,046,152)	(15,736,448)	(358,532)	—	—	(64,549)	(111,922,753)	(183,398,772)
Net realized loss on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	(30,203,357)	(30,203,357)
Share of (loss)/gain in an equity investee	1,090,507	(1,873,472)	1,052,997	—	—	—	—	—	—	(4,010,602)	—	—	(1,004,547)	(18,600,648)	(23,345,765)
Exchange (loss) /gains	(20,163,471)	—	(21)	—	—	—	—	—	—	—	—	—	(203,338)	10,659,367	(9,707,463)
Other (loss) /income	(2,110,256)	3,336,726	144,617	138,413	(644,101)	(36,650)	205,877	381,157	17,770	(1,434,297)	1,789	(46,098)	942,072	1,612,626	2,509,645

(Loss) /income before income taxes	(115,208,116)	(17,219,572)	(5,451,706)	(69,795,250)	(22,246,499)	(321,163)	(1,674,980)	8,276,927	(29,727,409)	(7,882,126)	(1,164,332)	(786,611)	28,574,450	(185,916,255)	(420,542,642)
Income tax benefit/(expense)	43,657,150	(3,885,809)	(4,274,715)	12,936,548	(21,349,169)	1,431,319	(3,023,380)	(9,366,699)	(144,962)	(1,674,207)	(1,926,116)	(1,471,006)	(4,832,629)	1,204,203	7,280,528

Net income/(loss)	(71,550,966)	(21,105,381)	(9,726,421)	(56,858,702)	(43,595,668)	1,110,156	(4,698,360)	(1,089,772)	(29,872,371)	(9,556,333)	(3,090,448)	(2,257,617)	23,741,821	(184,712,052)	(413,262,114)

Depreciation and amortization	6,842,628	914,765	198,149	1,130,049	3,942,986	—	—	1,934,681	1,037,064	12,193	48,721	19,401	526,727	1,660,151	18,267,515
Capital expenditure	1,965,626	—	—	5,261	1,076,187	—	—	576	241,312	—	—	17,091	668,407	(3,869,649)	104,811
Real estate properties completed and under development	909,477,150	116,698,109	105,042,744	527,858,832	173,273,166	—	3,312,065	45,339,962	307,041,456	398,158,018	190,450,736	59,279,630	—	33,690,834	2,869,622,702
Real estate properties held for lease	72,022,044	4,133,570	36,147,355	36,470,962	8,510,518	—	59,903,607	96,574,698	126,157,420	—	—	—	—	380,197	440,300,371

Total long-lived assets	431,132,864	517,720,952	138,953,401	49,540,764	46,722,553	5,813,925	75,895,086	107,098,269	139,099,651	53,982,579	920,192	773,073	15,628,394	77,178,239	1,660,459,942
Total assets	2,279,523,193	416,680,530	600,814,871	710,687,239	313,031,361	11,747,496	82,923,478	289,048,826	468,517,290	568,073,393	196,509,533	69,505,369	176,825,788	262,390,923	6,446,279,290

December 31, 2022	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	133,906,983	152,896,390	3,056,829	93,804,069	142,331,456	—	(1,058,911)	191,013,871	58,007,780	34,659,102	564,076	231,278	—	—	809,412,923
Real estate lease income	7,268,773	1,530,316	2,080,042	416,589	177,246	—	1,162,618	2,349,797	4,041,509	1,727,356	—	—	—	28,366	20,782,612
Real estate management services income	4,448,994	—	—	—	—	—	—	1,833,511	—	—	—	—	99,177,566	—	105,460,071
Other revenue	7,894,262	8,316	552,228	(35,831)	1,727,882	—	904,831	446	—	805,323	—	149,812	2,349,298	—	14,356,567
Total revenue	153,519,012	154,435,022	5,689,099	94,184,827	144,236,584	—	1,008,538	195,197,625	62,049,289	37,191,781	564,076	381,090	101,526,864	28,366	950,012,173
Cost of real estate sales	(134,259,620)	(171,319,778)	(7,306,487)	(87,599,735)	(110,230,204)	—	943,112	(156,675,331)	(75,759,072)	(25,841,656)	(21,408)	(286,074)	—	—	(768,356,253)
Cost of real estate lease income	(9,680,982)	(852,927)	(778,313)	(219,502)	(365,600)	—	(363,485)	128,004	(2,081,799)	(6,023,790)	—	—	—	(49,559)	(20,287,953)
Cost of real estate management services	(5,631,437)	—	3,188,299	—	—	—	—	(3,694,930)	—	—	—	—	(73,471,668)	—	(79,609,736)
Other costs	(1,031,030)	—	617,889	(924,057)	(5,578,881)	—	(710,529)	—	—	(882,999)	—	(19,164)	(1,273,352)	—	(9,802,123)
Total cost of revenue	(150,603,069)	(172,172,705)	(4,278,612)	(88,743,294)	(116,174,685)	—	(130,902)	(160,242,257)	(77,840,871)	(32,748,445)	(21,408)	(305,238)	(74,745,020)	(49,559)	(878,056,065)
Gross profit	2,915,943	(17,737,683)	1,410,487	5,441,533	28,061,899	—	877,636	34,955,368	(15,791,582)	4,443,336	542,668	75,852	26,781,844	(21,193)	71,956,108
Operating expenses	(11,698,488)	(13,408,341)	(3,366,711)	(3,728,249)	(42,774,682)	(47,094)	(1,242,859)	(5,165,593)	(17,406,597)	(3,297,920)	(1,331,279)	(2,089,948)	(9,376,483)	(12,111,766)	(127,046,010)
Gain on disposal of property held for lease	2,650,215	397,708	2,150,988	—	—	—	—	—	—	—	—	—	—	488,401	5,687,312
Operating income/(loss)	(6,132,330)	(30,748,316)	194,764	1,713,284	(14,712,783)	(47,094)	(365,223)	29,789,775	(33,198,179)	1,145,416	(788,611)	(2,014,096)	17,405,361	(11,644,558)	(49,402,590)
Interest income	1,602,637	280,967	656,403	250,397	1,093,214	145	3,073	667,222	701	31,785	78	1,283	1,449,210	2,170,212	8,207,327
Interest expense	(13,389,344)	(1,818,414)	(99,438)	(24,130,024)	(962,042)	—	—	(4,726,423)	(15,815,618)	—	—	—	(69,672)	(96,997,436)	(158,008,411)
Net realized gain on short-term investments	—	—	—	—	463	—	—	—	—	—	—	—	—	(71,675,917)	(71,675,454)
Share of (loss) /gain in an equity investee	(3,718,820)	—	3,784,015	—	—	—	—	—	—	(15,920,880)	—	—	(810,983)	(9,499,870)	(26,166,538)
Gain on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	9,620,914	9,620,914
Exchange gains	45,800,405	—	—	—	—	—	—	—	—	—	—	—	(699,044)	(5,149,023)	39,952,338
Other income/(expense)	(1,587,295)	17,236	(19,220)	277,819	420,916	325	187,576	49,144	(36,029)	99,781	(8,098)	(1,452,134)	881,696	(800,566)	(1,968,849)
Income/(loss) before income taxes	22,575,253	(32,268,527)	4,516,524	(21,888,524)	(14,160,232)	(46,624)	(174,574)	25,779,718	(49,049,125)	(14,643,898)	(796,631)	(3,464,947)	18,156,568	(183,976,244)	(249,441,263)
Income tax benefit/(expense)	(12,780,775)	22,127,223	(3,927,044)	(2,443,468)	(4,379,784)	463	174,167	(2,378,418)	1,206,732	(2,377,772)	(1,359,448)	(485,277)	(1,482,371)	(1,135,690)	(9,241,462)
Net income/(loss)	9,794,478	(10,141,304)	589,480	(24,331,992)	(18,540,016)	(46,161)	(407)	23,401,300	(47,842,393)	(17,021,670)	(2,156,079)	(3,950,224)	16,674,197	(185,111,934)	(258,682,725)
Depreciation and amortization	5,516,725	874,640	647,400	1,095,409	1,162,790	—	—	1,832,811	612,887	—	23,806	13,918	533,861	853,960	13,168,207
Capital expenditure	5,221,417	803	—	—	1,577	—	—	—	(63)	—	4,186	—	8,455	—	5,236,375
Real estate properties completed and under development	1,159,231,389	412,162,579	100,867,987	577,969,652	45,945,861	—	4,995,367	35,489,672	266,654,891	395,241,531	191,185,397	53,684,534	—	33,627,793	3,277,056,653
Real estate properties held for lease	48,958,513	2,434,604	32,354,424	32,786,449	7,676,329	—	54,293,887	86,799,863	107,905,636	—	—	—	—	258,162	373,467,867

Total long-lived assets	386,224,257	13,434,007	133,703,563	49,512,464	24,828,219	5,774,972	68,720,346	96,615,555	118,812,943	34,008,878	769,742	857,181	7,209,649	20,599,425	961,071,201
Total assets	2,270,506,759	259,228,051	540,587,961	709,048,905	240,590,331	11,212,039	78,448,652	323,750,877	404,653,727	499,695,879	197,190,024	61,041,098	147,478,659	106,845,365	5,850,278,327

December 31, 2023	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	152,591,635	89,069,287	11,669,658	147,542,499	107,053,837	—	627,881	109,258,071	27,489,898	(2,069,637)	(11,697)	14,811,733	—	40,008	658,073,173
Real estate lease income	29,274,568	1,009,694	1,511,669	397,685	86,982	—	(3,735,823)	2,640,636	4,082,885	1,926,668	—	10,856	—	12,631	37,218,451
Real estate management services income	1,538,767	—	—	156,324	—	—	—	210,556	—	—	—	—	91,771,226	1	93,676,874
Other revenue	7,909,151	—	(286,625)	277,249	(509,601)	—	873,996	—	—	109,324	—	2,777	7,629,706	—	16,005,977
Total revenue	191,314,121	90,078,981	12,894,702	148,373,757	106,631,218	—	(2,233,946)	112,109,263	31,572,783	(33,645)	(11,697)	14,825,366	99,400,932	52,640	804,974,475
Cost of real estate sales	(163,057,353)	(82,219,415)	(9,614,743)	(133,082,218)	(64,969,677)	—	7,156,894	(74,748,589)	(27,840,145)	2,229,267	63,011	(11,578,004)	(1,583)	(240)	(557,662,795)
Cost of real estate lease income	(23,817,603)	(240,837)	(780,902)	(697,495)	(183,762)	—	(667,817)	(2,861,696)	(3,403,014)	(1,213,136)	—	—	—	(53,959)	(33,920,221)
Cost of real estate management services	(2,749,635)	—	—	(340,884)	—	—	—	(233,866)	—	—	—	—	(68,985,669)	—	(72,310,054)
Other costs	(1,701,411)	—	695,476	(12,739)	(3,076,605)	—	(714,677)	—	—	(237,609)	—	(20,733)	(3,547,751)	—	(8,616,049)
Total cost of revenue	(191,326,002)	(82,460,252)	(9,700,169)	(134,133,336)	(68,230,044)	—	5,774,400	(77,844,151)	(31,243,159)	778,522	63,011	(11,598,737)	(72,535,003)	(54,199)	(672,509,119)
Gross profit	(11,881)	7,618,729	3,194,533	14,240,421	38,401,174	—	3,540,454	34,265,112	329,624	744,877	51,314	3,226,629	26,865,929	(1,559)	132,465,356
Operating expenses	(12,866,682)	(5,303,199)	(2,607,527)	(2,561,480)	(21,019,160)	(57,945)	(336,874)	(2,428,759)	(8,828,446)	(1,372,742)	242,080	(908,802)	(19,787,513)	(6,334,754)	(84,171,803)
Gain on disposal of property held for lease	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Operating income/(loss)	(12,878,563)	2,315,530	587,006	11,678,941	17,382,014	(57,945)	3,203,580	31,836,353	(8,498,822)	(627,865)	293,394	2,317,827	7,078,416	(6,336,313)	48,293,553
Interest income	6,059	142,181	200,827	131,341	98,485	2	1,918	1,221,974	2,175	26,594	37	6,992	342,602	2,598,127	4,779,314
Interest expense	(12,434,185)	(7,249,071)	—	(18,543,629)	—	—	—	(5,347,808)	(28,825,082)	—	—	—	—	(104,540,543)	(176,940,318)
Net realized gain on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	14,325	(7,640,422)	(7,626,097)
Share of (loss) /gain in an equity investee	(7,847,367)	—	3,370,027	—	—	—	—	—	—	(12,199,505)	—	—	(114,651)	(1,122,574)	(17,914,070)
Gain on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	169,932,886	169,932,886
Gain on modification of debt	—	—	—	26,372,965	—	—	—	—	—	—	—	—	—	—	26,372,965
Exchange gains	9,426,923	—	—	—	—	—	—	—	—	—	—	—	170,555	3,884,579	13,482,057
Other income/(expense)	3,670,566	2,845,027	4,937,780	(227,508)	30,951	(4,453)	(2,898)	(84,792)	13,595,467	129,168	8,686	(194,969)	261,501	462,346	25,426,872
Income/(loss) before income taxes	(20,056,567)	(1,946,333)	9,095,640	19,412,110	17,511,450	(62,396)	3,202,600	27,625,727	(23,726,262)	(12,671,608)	302,117	2,129,850	7,752,748	57,238,086	85,807,162
Income tax benefit/(expense)	14,814,458	792,277	(12,047,878)	(17,481,633)	(22,171,296)	3,275	(4,364,673)	(7,872,323)	(741,067)	(1,508,575)	(1,256,109)	(1,353,719)	677,821	(2,766,009)	(55,275,451)
Net income/(loss)	(5,242,109)	(1,154,056)	(2,952,238)	1,930,477	(4,659,846)	(59,121)	(1,162,073)	19,753,404	(24,467,329)	(14,180,183)	(953,992)	776,131	8,430,569	54,472,077	30,531,711
Depreciation and amortization	4,136,037	274,482	603,524	598,078	2,050,750	—	—	1,755,174	11,639,957	—	9,356	5,090	326,968	1,107,229	22,506,645
Capital expenditure	3,353	627	—	—	1,825	—	—	—	(12)	—	—	—	367,144	—	372,937
Real estate properties completed and under development	1,207,782,937	394,558,791	102,589,027	503,780,381	65,449,973	—	11,872,490	53,897,457	280,032,599	411,898,623	196,266,519	64,815,058	—	15,021,114	3,307,964,969
Real estate properties held for lease	45,427,310	(6,129,675)	29,843,420	31,649,101	4,749,926	—	47,061,528	83,770,504	85,979,680	—	—	—	—	200,207	322,552,001

Total long-lived assets	286,787,108	15,081,225	137,469,838	53,134,953	25,002,494	5,732,976	67,126,463	94,644,226	97,134,292	22,391,243	368,241	849,197	7,516,719	26,942,231	840,181,206
Total assets	2,089,109,648	201,589,676	513,329,822	600,165,262	223,190,269	11,064,860	81,359,058	240,848,887	391,317,225	488,477,145	201,937,156	72,172,008	148,503,161	70,329,054	5,333,393,231